Long-term investments (Narrative) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Cost Method Investments		¥ 0		¥ 47,568		$ 0
Equity Method Investments		42,500		42,500		6,181
Other Long-term Investments		897,284		394,923		130,505
Equity Investments Measurements Alternative		165,253		0		24,035
Debt Securities, Held-to-maturity		197,469		0		$ 28,721
Equity Securities without Readily Determinable Fair Value, Amount		106,368
Equity Method Investment, Realized Gain (Loss) on Disposal	¥ 8,700	1,850	$ 269	0	¥ 0
Equity Method Investment, Aggregate Cost		1,264
Cost-method Investments [Member]
Other than Temporary Impairment Losses, Investments		0		0	¥ 0
Nanjing Zhongshan Financial Leasing Co., Ltd [Member]
Equity Method Investment, Ownership Percentage					25.00%
Cost Method Investments				¥ 47,568
Equity Method Investments		¥ 12,581			¥ 42,500